Loans Held-for-Sale, Net Loans Held-for-Sale, Net	12 Months Ended
Dec. 31, 2015
Loans Held-for-Sale, Net [Abstract]
Loans Held-for-Sale, Net [Text Block]
Loans Held-for-Sale, Net
Loans held-for-sale represent loans that we intend to sell. The composition of loans held-for-sale, net, was as follows.

December 31, ($ in millions)	2015	2014
Consumer automotive	$—	$1,515
Consumer mortgage
Mortgage Finance	—	—
Mortgage — Legacy	—	452
Total consumer mortgage	—	452
Total consumer	—	1,967
Commercial and industrial — Other	105	36
Total loans held-for-sale, net	$105	$2,003